Document and Entity Information	12 Months Ended
Apr. 26, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	PIONEER EQUITY INCOME FUND
Central Index Key	0000869356
Amendment Flag	false
Document Creation Date	Apr. 26, 2013
Document Effective Date	Apr. 26, 2013
Prospectus Date	Apr. 26, 2013